Schedule of Revenue Contract Balances (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Accounts Receivable And Contract Liabilities
Balance, receivables
Balance, liabilities
Customer deposits, receivables
Customer deposits, liabilities	(779,870)
Changes due to payment, fulfillment of performance obligations or revenues recognized, receivables	62,842
Changes due to payment, fulfillment of performance obligations or revenues recognized, liabilities	489,906
Effect of changes in foreign exchange rates, receivables
Effect of changes in foreign exchange rates, liabilities	15,772
Balance, receivables	62,842
Balance, liabilities	$ (274,192)